Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Property, Equipment, and Mine Development Costs (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Property, Equipment, and Mine Development Costs [Line Items]
Property, equipment and mine development costs	$ 10,250	$ 10,082
Less accumulated depreciation	(781)	(31)
Total property, equipment and mine development costs, net	9,469	10,051
Exploration and Production Equipment [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Property, Equipment, and Mine Development Costs [Line Items]
Property, equipment and mine development costs	9,198	9,030
Mine Development [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Property, Equipment, and Mine Development Costs [Line Items]
Property, equipment and mine development costs	$ 1,052	$ 1,052